United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  02/28/10

Date of Reporting Period:  Six months ended 08/31/09

Item 1.                      Reports to Stockholders

EdwardJones

MAKING SENSE OF INVESTING

Edward Jones Money Market Fund

SEMI-ANNUAL
SHAREHOLDER REPORT

August 31, 2009

Investment Shares
Retirement Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2009		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.000	[1]	0.013		0.041		0.043		0.027		0.008
Net realized gain on investments	0.000	[1]	--		--		--		--		--
TOTAL FROM INVESTMENTS	0.000		0.013		0.041		0.043		0.027		0.008
Less Distributions:
Distributions from net investment income	(0.000	) [1]	(0.013)		(0.041)		(0.043)		(0.027)		(0.008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return [2]	0.01%		1.34%		4.23%		4.43%		2.77%		0.77%

Ratios to Average Net Assets:
Net expenses	0.54	% [3]	0.82%		0.80%		0.81%		0.84%		0.83%
Net investment income	0.02	% [3]	1.36%		4.13%		4.38%		2.79%		0.76%
Expense waiver/reimbursement [4]	0.31	% [3]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,138,467		$15,194,922		$18,466,300		$14,682,136		$9,659,931		$7,770,049

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Retirement Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2009		2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000	[1]	0.013		0.041		0.039		0.023	0.004
Net realized gain on investments	0.000	[1]	--		--		--		--	--
TOTAL FROM INVESTMENTS	0.000		0.013		0.041		0.039		0.023	0.004
Less Distributions:
Distributions from net investment income	(0.000	) [1]	(0.013)		(0.041)		(0.039)		(0.023)	(0.004)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [2]	0.01%		1.34%		4.21%		3.96%		2.31%	0.41%

Ratios to Average Net Assets:
Net expenses	0.54	% [3]	0.83%		0.82%		1.28%		1.29%	1.19%
Net investment income	0.02	% [3]	1.29%		4.13%		3.88%		2.28%	0.40%
Expense waiver/reimbursement [4]	0.31	% [3]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.02%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,220,796		$3,369,874		$2,746,639		$1,930,057		$2,328,836	$2,179,354

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 to August 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2009	Ending Account Value 8/31/2009	Expenses Paid During Period [1]
Actual:
Investment Shares	$1,000	$1,000.10	$2.72
Retirement Shares	$1,000	$1,000.10	$2.72
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,022.48	$2.75
Retirement Shares	$1,000	$1,022.48	$2.75

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Investment Shares	0.54%
Retirement Shares	0.54%

Portfolio of Investments Summary Tables (unaudited)

At August 31, 2009, the Fund's portfolio composition 1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. Government Agency Securities	45.5%
U.S. Treasury Securities	3.5%
Repurchase Agreements	49.9%
Other Assets and Liabilities - Net [2]	1.1%
TOTAL	100.0%

At August 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	55.9%
8-30 Days	11.4%
31-90 Days	10.9%
91-180 Days	12.2%
181 Days or more	8.5%
Other Assets and Liabilities - Net [2]	1.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

August 31, 2009 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--45.5%
$96,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.186%, 9/8/2009	$96,000,000
600,650,000	[2]	Federal Home Loan Bank System Discount Notes, 0.323% - 3.200%, 10/1/2009 - 5/17/2010	599,591,028
1,708,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.206% - 0.800%, 9/1/2009 - 11/25/2009	1,707,798,767
1,028,250,000		Federal Home Loan Bank System Notes, 0.290% - 4.875%, 11/20/2009 - 8/4/2010	1,031,863,055
1,092,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.220% - 0.700%, 9/14/2009 - 3/16/2010	1,090,632,215
1,143,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.191% - 0.620%, 9/1/2009 - 10/12/2009	1,143,450,620
142,000,000		Federal Home Loan Mortgage Corp. Notes, 4.000% - 7.000%, 12/15/2009 - 3/15/2010	146,317,357
879,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.200% - 0.540%, 9/25/2009 - 7/12/2010	878,105,585
458,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.380% - 0.440%, 9/1/2009 - 11/12/2009	457,956,114
289,805,000		Federal National Mortgage Association Notes, 2.500% - 7.250%, 9/15/2009 - 5/15/2010	293,421,934
		TOTAL GOVERNMENT AGENCIES	7,445,136,675
		U.S. TREASURY--3.5%
200,000,000	[2]	United States Treasury Bills, 0.245%, 2/18/2010	199,768,611
280,000,000	[2]	United States Treasury Bills, 0.445% - 0.483%, 4/1/2010	279,222,519
100,000,000		United States Treasury Notes, 2.000%, 2/28/2010	100,851,351
		TOTAL U.S. TREASURY	579,842,481
Principal Amount			Value
		REPURCHASE AGREEMENTS--49.9%
$800,000,000		Interest in $8,227,000,000 joint repurchase agreement 0.22%, dated 8/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $8,277,050,582 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 4/30/2014 and the market value of those underlying securities was $8,442,591,687.	$800,000,000
750,000,000	[3]	Interest in $3,200,000,000 joint repurchase agreement 0.23%, dated 7/7/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,201,206,222 on 9/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $3,280,782,623.	750,000,000
800,000,000		Interest in $3,555,000,000 joint repurchase agreement 0.22%, dated 8/31/2009 under which Bank of America N.A. will repurchase securities provided as collateral for $3,555,021,725 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2039 and the market value of those underlying securities was $3,626,122,160.	800,000,000
570,685,000		Interest in $8,000,000,000 joint repurchase agreement 0.21%, dated 8/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,000,046,667 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $8,160,047,633.	570,685,000
800,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 8/31/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,011,111 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $2,040,011,390.	800,000,000
800,000,000		Interest in $4,000,000,000 joint repurchase agreement 0.22%, dated 8/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,000,024,444 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2049 and the market value of those underlying securities was $4,105,461,461.	800,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$200,000,000		Interest in $2,350,000,000 joint repurchase agreement 0.22%, dated 8/31/2009 under which CS First Boston LLC will repurchase securities provided as collateral for $2,350,014,361 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $2,420,503,026.	$200,000,000
800,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 8/31/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,011,667 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2039 and the market value of those underlying securities was $2,040,011,900.	800,000,000
235,000,000	[3]	Interest in $1,050,000,000 joint repurchase agreement 0.21%, dated 8/17/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,183,750 on 9/16/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $1,074,019,412.	235,000,000
800,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.22%, dated 8/31/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $3,000,018,333 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $3,073,452,365.	800,000,000
800,000,000		Interest in $2,055,000,000 joint repurchase agreement 0.21%, dated 8/31/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,055,011,988 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2039 and the market value of those underlying securities was $2,105,158,123.	800,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$800,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 8/31/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,012,222 on 9/1/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/15/2038 and the market value of those underlying securities was $2,040,012,467.	$800,000,000
		TOTAL REPURCHASE AGREEMENTS	8,155,685,000
		TOTAL INVESTMENTS--98.9% (AT AMORTIZED COST) [4]	16,180,664,156
		OTHER ASSETS AND LIABILITIES - NET--1.1% [5]	178,598,834
		TOTAL NET ASSETS--100%	$16,359,262,990

1 Floating rate notes with current rate(s) and next reset date(s) shown.

2 Discount rate(s) at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$--	$ 7,445,136,675	$--	$ 7,445,136,675
U.S. Treasury	--	579,842,481	--	579,842,481
Repurchase Agreements	--	8,155,685,000	--	8,155,685,000
TOTAL SECURITIES	$--	$ 16,180,664,156	$--	$ 16,180,664,156

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2009 (unaudited)

Assets:
Investments in repurchase agreements	$8,155,685,000
Investments in securities	8,024,979,156
Total investments in securities, at amortized cost and value		$16,180,664,156
Cash		119
Income receivable		16,771,751
Receivable for shares sold		207,243,888
Prepaid temporary guaranteed program insurance (Note 2)		365,830
TOTAL ASSETS		16,405,045,744
Liabilities:
Payable for shares redeemed	43,111,812
Income distribution payable	43,998
Payable for Directors'/Trustees' fees	22,813
Payable for shareholder services fee (Note 4)	520,147
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	1,320,263
Accrued expenses	763,721
TOTAL LIABILITIES		47,782,754
Net assets for 16,358,370,245 shares outstanding		$16,359,262,990
Net Assets Consist of:
Paid-in capital		$16,358,370,292
Accumulated net realized gain on investments		892,698
TOTAL NET ASSETS		$16,359,262,990
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$13,138,467,066 ÷ 13,139,634,228 shares outstanding, no par value unlimited shares authorized		$1.00
Retirement Shares:
$3,220,795,924 ÷ 3,218,736,017 shares outstanding, no par value unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2009 (unaudited)

Investment Income:
Interest			$48,410,492
Expenses:
Investment adviser fee (Note 4)		$35,965,851
Administrative personnel and services fee (Note 4)		6,847,694
Custodian fees		234,476
Transfer and dividend disbursing agent fees and expenses--Investment Shares (Note 4)		4,367,058
Transfer and dividend disbursing agent fees and expenses--Retirement Shares (Note 4)		960,885
Directors'/Trustees' fees		65,467
Auditing fees		10,133
Legal fees		7,443
Portfolio accounting fees		90,483
Shareholder services fee--Investment Shares (Note 4)		17,843,163
Shareholder services fee--Retirement Shares (Note 4)		4,241,658
Share registration costs		283,328
Printing and postage		405,958
Insurance premiums		15,870
Temporary guarantee program insurance (Note 2)		3,827,338
Miscellaneous		34,423
TOTAL EXPENSES		75,201,228
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(9,034,952)
Waiver of administrative personnel and services fee	(125,074)
Waiver of shareholder services fee--Investment Shares	(12,898,383)
Waiver of shareholder services fee--Retirement Shares	(3,003,558)
Reimbursement of shareholder services fee--Investment Shares	(2,085,251)
Reimbursement of shareholder services fee--Retirement Shares	(487,555)
TOTAL WAIVERS AND REIMBURSEMENTS		(27,634,773)
Net expenses			47,566,455
Net investment income			844,037
Net realized gain on investments			892,698
Change in net assets resulting from operations			$1,736,735

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2009	Year Ended 2/28/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$844,037	$259,931,862
Net realized gain on investments	892,698	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,736,735	259,931,862
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(633,717)	(222,082,273)
Retirement Shares	(144,055)	(37,800,393)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(777,772)	(259,882,666)
Share Transactions:
Proceeds from sale of shares	27,776,129,183	70,767,637,572
Net asset value of shares issued to shareholders in payment of distributions declared	825,582	268,693,564
Cost of shares redeemed	(29,983,446,874)	(73,684,522,876)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,206,492,109)	(2,648,191,740)
Change in net assets	(2,205,533,146)	(2,648,142,544)
Net Assets:
Beginning of period	18,564,796,136	21,212,938,680
End of period (including undistributed (distributions in excess of) net investment income of $0 and $(66,265), respectively)	$16,359,262,990	$18,564,796,136

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2009 (unaudited)

1. ORGANIZATION

Edward Jones Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement for purposes of satisfying the diversification requirements of the Act. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of and during the six months ended August 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 8/31/2009		Year Ended 2/28/2009
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	20,133,740,113	$20,133,740,113	55,249,292,880	$55,249,292,880
Shares issued to shareholders in payment of distributions declared	671,198	671,198	230,133,735	230,133,735
Shares redeemed	(22,191,643,653)	(22,191,643,653)	(58,750,597,082)	(58,750,597,082)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(2,057,232,342)	$(2,057,232,342)	(3,271,170,467)	$(3,271,170,467)

	Six Months Ended 8/31/2009		Year Ended 2/28/2009
Retirement Shares:	Shares	Amount	Shares	Amount
Shares sold	7,642,389,070	$7,642,389,070	15,518,344,692	$15,518,344,692
Shares issued to shareholders in payment of distributions declared	154,384	154,384	38,559,829	38,559,829
Shares redeemed	(7,791,803,221)	(7,791,803,221)	(14,933,925,794)	(14,933,925,794)
NET CHANGE RESULTING FROM RETIREMENT SHARE TRANSACTIONS	(149,259,767)	$(149,259,767)	622,978,727	$622,978,727
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,206,492,109)	$(2,206,492,109)	(2,648,191,740)	$(2,648,191,740)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research, Ltd. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee based on average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% on amounts more than $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2009, the Adviser voluntarily waived $9,034,952 of its fee.

Adviser's Background

The Adviser is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company (FIMCO), is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is wholly owned by Federated Investors, Inc. Edward D. Jones & Co., L.P., doing business as Edward Jones, is the limited partner of the Adviser and has a 49.5% interest in the Adviser. For the six months ended August 31, 2009, FIMCO received approximately 14% of the Adviser's revenues, while Edward Jones received approximately 86%. This allocation may vary depending upon total assets in the Fund or other factors.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $125,074 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Retirement Shares to Edward Jones. Edward Jones may voluntarily choose to waive any portion of its Service Fees. This voluntary waiver can be modified or terminated at any time. For the six months ended August 31, 2009, Edward Jones voluntarily waived $15,901,941 of shareholder services fees. In addition, for the six months ended August 31, 2009, Federated Shareholder Services Company voluntarily reimbursed $2,572,806 of Service Fees. This voluntary reimbursement can be modified or terminated at any time.

Transfer and Dividend Disbursing Agent Fees and Expenses

Edward Jones serves as transfer and dividend disbursing agent for the Fund. The fee paid to Edward Jones is based on the size, type and number of accounts and transactions made by shareholders. Edward Jones may voluntarily choose to waive any portion of its fee. Edward Jones can modify or terminate this voluntarily waiver at any time at its sole discretion.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2009, there were no outstanding loans. During the six months ended August 31, 2009, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of August 31, 2009, there were no outstanding loans. During the six months ended August 31, 2009, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation and none of the Federated Funds, remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through October 20, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Evaluation and Approval of Advisory
Contract - May 2009

EDWARD JONES MONEY MARKET FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available, without charge and upon request, by calling 1-800-341-7400 and is also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

Cusip 48019P102
Cusip 48019P201

8092605 (10/09)

EdwardJones

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Edward Jones Money Market Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009